Institutional Investment Manager Filing this Report:
Name: David Allen
Address: 3100 Oak Road, Suite 380 Walnut Creek, CA 94597
Form 13F File Number: 028-13979


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:
Name: David Allen
Title: Chief Compliance Officer
Phone: 925-930-2882

Signature, Place, and
Date of Signing:

David Allen

Walnut Creek, CA

1/16/2013

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Form 13F File Number          Name
028-13979	   	David Allen





FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included
Managers: NONE
Form 13F Information Table Entry
Total: 74
Form 13F Information Table Value
Total: 430726 (thousands)

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
20+ yr Treasury ETF - Ishares  COM              464287432     3952    32610 SH       Sole                    32610
Aggregate Bond Fund - iShares  COM              IE00B44CG    21792   210005 SH       Sole                   122410             87595
Barclays 1-3 Yr Credit Bond ET COM              464288646     3248    30795 SH       Sole                    23145              7650
Barclays 1-3 year Treasury ETF COM              464287457     4926    58349 SH       Sole                    33049             25300
Barclays 7-10 Year Treasury ET COM              464287440     2703    25150 SH       Sole                    16790              8360
Barclays Aggregate Bond Fund - COM              464287226     4609    41490 SH       Sole                    41490
Corporate Bond Fund - iShares  COM              464287242     4211    34804 SH       Sole                    31607              3197
EM Fixed Income ETF -Wisdomtre COM              97717X867     6184   115680 SH       Sole                   115680
Long Term  Corporate Bond ETF  COM              92206c813     1425    15540 SH       Sole                    15540
PIMCO Total Return ETF         COM                            4028    36940 SH       Sole                    19300             17640
Peritus High Yield ETF - Advis COM              00768Y503    14859   296757 SH       Sole                   261502             35255
US Intermediate Term Credit ET COM              464288638     2142    19250 SH       Sole                     6080             13170
Gold Shares -spdr              COM              78463v107    13626    84100 SH       Sole                    84100
US Commodity Index ETF         COM              911717106      938    16000 SH       Sole                    16000
Albemarle Corporation          COM              012653101      212     3415 SH       Defined                                    3415
Allegheny Technology Inc       COM              01741r102      446    14695 SH       Sole                    14695
Apache Corp                    COM              037411105      274     3495 SH       Sole                     3495
                                                               138     1757 SH       Defined                                    1757
Apple Inc                      COM              037833100     1022     1920 SH       Sole                     1920
Caterpillar Inc                COM              149123101      211     2357 SH       Defined                                    2357
Cliffs Natural Resources Inc.  COM              18683k101       15      400 SH       Sole                      400
                                                               234     6071 SH       Defined                                    6071
Devon Energy Corp New          COM              25179m103      314     6030 SH       Sole                     6030
                                                               121     2324 SH       Defined                                    2324
Exxon Mobil Corp               COM              30231G102      279     3225 SH       Sole                     3225
Forest Oil Corp - New          COM                              87    12997 SH       Defined                                   12997
Freeport McMoran Copper & Gold COM              35671D857      275     8040 SH       Sole                     8040
                                                               197     5746 SH       Defined                                    5746
Goldman Sachs Group Inc        COM              38141G104      230     1800 SH       Sole                     1800
Hovnanian Enterprises Inc.     COM              442487203      192    27450 SH       Sole                    27450
LyondellBasell Industries NV O COM              N53745100      237     4152 SH       Defined                                    4152
MSCI USA Min Volatility - iSha COM                            7012   241460 SH       Sole                   181400             60060
Microsoft Corp                 COM              594918104      311    11655 SH       Sole                    11655
National Oilwell Varco Inc     COM              637071101      264     3864 SH       Defined                                    3864
S&P 500 - iShares              COM              464287200    68188   476370 SH       Sole                   367701            108669
S&P 500 Index ETF - Spdr       COM              78462F103      475     3335 SH       Sole                     3335
Schlumberger Ltd               COM              806857108      430     6200 SH       Sole                     6200
America Movil                  COM              02364w105     4826   208568 SH       Sole                   208568
Aurico Gold Inc CAD            COM              05155c105       98    11956 SH       Defined                                   11956
Austria ETF - iShares          COM              464286202    22232  1222183 SH       Sole                  1074142            148041
Canada ETF - iShares           COM              464286509     1219    42916 SH       Sole                    29385             13531
China MSCI China Index Fund ET COM              46429b671    30686   632696 SH       Sole                   536896             95800
China Small Cap ETF - Claymore COM              18383Q853     2161    90059 SH       Sole                    90059
Companhia Vale di Rio ADR      COM              204412209      207     3558 SH       Defined                                    3558
EAFE ETF - Vanguard            COM              921943858    13833   392655 SH       Sole                   334415             58240
Germany ETF - iShares          COM              464286806     8782   355549 SH       Sole                   273914             81635
Hong Kong ETF - iShares        COM              464286871     2880   148309 SH       Sole                   122645             25664
India S&P India Index Fund ETF COM              464289529    19613   787343 SH       Sole                   681721            105622
Japan ETF - iShares            COM              464286848     2176   223163 SH       Sole                   155952             67211
Kinross Gold Corp New          COM              496902404      252    25963 SH       Defined                                   25963
Korea ETF - iShares            COM              464286772     5894    93041 SH       Sole                    73125             19916
McDermott Intl Inc             COM              580037109      144    13052 SH       Defined                                   13052
Mexico ETF - iShares           COM              464286822      865    12263 SH       Sole                     8675              3588
New Gold Inc.                  COM              644535106      205    18592 SH       Defined                                   18592
Russia ETF - iShares           COM              46429B705     2236    94543 SH       Sole                    69655             24888
Singapore ETF - iShares        COM              464286673     1251    91365 SH       Sole                    67100             24265
South Africa ETF - iShares     COM              464286780    23298   325476 SH       Sole                   281416             44060
Switzerland ETF - iShares      COM              464286749     1669    62264 SH       Sole                    44525             17739
Teck Cominco Ltd.              COM                             235     6466 SH       Defined                                    6466
Thailand ETF - iShares         COM              464286624     4070    49334 SH       Sole                    42988              6346
Turkey ETF - iShares           COM              464286715    30905   462784 SH       Sole                   405178             57606
United Kingdom ETF - iShares   COM              464286699    11597   646451 SH       Sole                   458138            188313
Yamana Gold Inc.               COM                             218    12646 SH       Defined                                   12646
ACWI Min Vol. ETF - iShares    COM              464286525     2760    49610 SH       Sole                    20810             28800
All Country World Index ETF -  COM              464288257     1976    41098 SH       Sole                     6328             34770
Global Opportunities ETF - Adv COM              00768Y784     7763   274800 SH       Sole                   273600              1200
Diversified Alternatives ETF - COM              464294107     5584   110243 SH       Sole                    68144             42099
Global Long Short ETF - Adviso COM              00768Y404    14701   656860 SH       Sole                   510660            146200
IQ Hedge Multi-Strategy Tracke COM              45409B107     4380   157511 SH       Sole                    81928             75583
Basic Materials - FirstTrust   COM              33734X168     3732   144640 SH       Sole                    85810             58830
Global Energy ETF - iShares    COM              464287341      645    16850 SH       Sole                                      16850
Gold Miners ETF - Mkt Vectors  COM              57060U100     8668   186855 SH       Sole                   159535             27320
Technology Select Sector -spdr COM              81369Y803     7132   247220 SH       Sole                   199970             47250
Vol Hedged Equity              COM              06740C337    12028    93048 SH       Sole                    75769             17279